UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	May 11, 2001

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	93

Form 13F Information Table Value Total:	$201,260,000

List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    com              002824100      468     9910 SH       SOLE                     9910
Adobe Systems Inc              com              00724F101     3885   111106 SH       SOLE                   111106
Agilent Technologies           com              00846u101     2380    77461 SH       SOLE                    77461
Amer Intl Group                com              026874107     6568    81593 SH       SOLE                    81593
American Express               com              025816109     4582   110950 SH       SOLE                   110950
Amgen Inc.                     com              031162100     2122    35250 SH       SOLE                    35250
Anheuser-Busch                 com              035229103     1194    26000 SH       SOLE                    26000
Applied Materials Inc          com              038222105     3977    91425 SH       SOLE                    91425
BP Amoco PLC - Spons ADR (Name com              055622104      214     4314 SH       SOLE                     4314
Bank of America Corp           com              060505104      887    16207 SH       SOLE                    16207
Bank of New York Inc           com              064057102     1632    33150 SH       SOLE                    33150
BellSouth Corp                 com              079860102      233     5700 SH       SOLE                     5700
Biogen Inc                     com              090597105     4261    67305 SH       SOLE                    67305
Boeing                         com              097023105      930    16700 SH       SOLE                    16700
Bristol-Myers Squibb Co.       com              110122108      783    13185 SH       SOLE                    13185
Charles Schwab Corp            com              808513105     3465   224725 SH       SOLE                   224725
Chevron Corp                   com              166751107      315     3588 SH       SOLE                     3588
Chubb Corp                     com              171232101      333     4600 SH       SOLE                     4600
Ciena Corp                     com              171779101     3975    95215 SH       SOLE                    95215
Cisco Systems Inc              com              17275R102     2555   161607 SH       SOLE                   161607
Citigroup Inc                  com              172967101     6238   138677 SH       SOLE                   138677
Coca Cola Co.                  com              191216100      718    15900 SH       SOLE                    15900
Comverse Technology            com              205862402     3089    52450 SH       SOLE                    52450
Costco Wholesale Corp (n/c 8/9 com              22160k105      510    13000 SH       SOLE                    13000
Cox Communications Inc. Class  com              224044107      387     8688 SH       SOLE                     8688
EMC Corporation                com              268648102     4255   144730 SH       SOLE                   144730
El Paso Corp (n/c 2/7/01)      com              28336l109     4804    73574 SH       SOLE                    73574
Enron Corp.                    com              293561106      232     4000 SH       SOLE                     4000
Exxon Mobil Corp               com              30231g102      872    10766 SH       SOLE                    10766
Federal National Mortgage Asso com              313586109      356     4475 SH       SOLE                     4475
First Data Corp                com              319963104      310     5200 SH       SOLE                     5200
Ford Motor Co.                 com              345370860      221     7865 SH       SOLE                     7865
General Electric               com              369604103     5711   136435 SH       SOLE                   136435
Glaxosmithkline PLC - ADR      com              37733w105      238     4552 SH       SOLE                     4552
Grant Prideco Inc.             com              38821g101     1357    78869 SH       SOLE                    78869
Guidant Corporation (spinoff f com              401698105      325     7220 SH       SOLE                     7220
Halliburton Co                 com              406216101     1396    38000 SH       SOLE                    38000
Home Depot                     com              437076102     5676   131690 SH       SOLE                   131690
Honeywell International Inc.   com              438516106     2019    49487 SH       SOLE                    49487
I. B. M.                       com              459200101      803     8346 SH       SOLE                     8346
IMS Health Inc.                com              449934108     4940   198400 SH       SOLE                   198400
Intel Corp.                    com              458140100     5307   201710 SH       SOLE                   201710
JDS Uniphase Corp              com              46612j101     2212   120000 SH       SOLE                   120000
Johnson & Johnson              com              478160104      694     7936 SH       SOLE                     7936
Kimberly Clark Corp.           com              494368103     6724    99125 SH       SOLE                    99125
Kroger Co.                     com              501044101     5159   200030 SH       SOLE                   200030
Lilly (Eli)                    com              532457108     5556    72475 SH       SOLE                    72475
Loews Corp.                    com              540424108      285     4800 SH       SOLE                     4800
Marsh & McLennan               com              571748102     1445    15210 SH       SOLE                    15210
Merck & Co.                    com              589331107     5094    67117 SH       SOLE                    67117
Microsoft                      com              594918104     8094   148007 SH       SOLE                   148007
Morgan Stanley Dean Witter & C com              617446448     3817    71350 SH       SOLE                    71350
NASDAQ-100 Shares              com              631100104      934    23862 SH       SOLE                    23862
Nike Inc Class B               com              654106103     5758   141994 SH       SOLE                   141994
Nortel Networks Corp           com              656568102     1939   138000 SH       SOLE                   138000
Oracle Sys Corp.               com              68389X105      206    13725 SH       SOLE                    13725
Paccar Inc.                    com              693718108      272     6080 SH       SOLE                     6080
Pfizer                         com              717081103     5836   142524 SH       SOLE                   142524
Philip Morris                  com              718154107      522    11000 SH       SOLE                    11000
Procter & Gamble               com              742718109      245     3920 SH       SOLE                     3920
Quaker Oats Co.                com              747402105      388     4000 SH       SOLE                     4000
Qualcomm Inc                   com              747525103     3802    67150 SH       SOLE                    67150
Qwest Communications Intl      com              749121109     3966   113150 SH       SOLE                   113150
Reuters Group PLC - Spons ADR  com              76132m102      233     3120 SH       SOLE                     3120
Royal Dutch Petro-NY Shares (e com              780257804      389     7010 SH       SOLE                     7010
S&P 500 Depository Receipt     com              78462f103     1368    11725 SH       SOLE                    11725
S&P Europe 350 iShares Trust   com              464287861      335     5200 SH       SOLE                     5200
S&P Mid-Cap 400 Depository Rec com              595635103     3034    35950 SH       SOLE                    35950
S&P Small-Cap 600 iShares Trus com              464287804      233     2300 SH       SOLE                     2300
SBC Communications Inc         com              78387G103      337     7551 SH       SOLE                     7551
Safeco Corp.                   com              786429100      562    19950 SH       SOLE                    19950
Starbucks Corporation          com              855244109     9818   231359 SH       SOLE                   231359
State Street Corporation       com              857477103     1457    15600 SH       SOLE                    15600
Sun Microsystems Inc.          com              866810104      379    24670 SH       SOLE                    24670
Sysco Corp.                    com              871829107      224     8460 SH       SOLE                     8460
Telefonica de Espana           com              879382208      311     6491 SH       SOLE                     6491
Texas Instruments              com              882508104      990    31965 SH       SOLE                    31965
Tiffany & Company              com              886547108     5481   201128 SH       SOLE                   201128
Transocean Sedco Forex Inc     com              G90078109     3635    83858 SH       SOLE                    83858
Tribune Company                com              896047107      214     5257 SH       SOLE                     5257
Tyco International Ltd         com              902124106     3184    73652 SH       SOLE                    73652
U.S. Bancorp New               com              902973304      374    16124 SH       SOLE                    16124
Varian Semiconductor Equipment com              922207105     4427   138625 SH       SOLE                   138625
Weatherford International Inc  com              947074100     4554    92284 SH       SOLE                    92284
Wells Fargo Company            com              949746101      259     5230 SH       SOLE                     5230
Weyerhaeuser Co.               com              962166104      264     5200 SH       SOLE                     5200
Alliance Bond US Govt Fund Cl  fdeq                             89 12196.650SH       SOLE                12196.650
D Witter Select Eqty Utility S fdeq             24241x262       27 26085.000SH       SOLE                26085.000
First American Intl Fund - Ins fdeq             318530623      429 38842.000SH       SOLE                38842.000
First American Large Cap Growt fdeq             318530383      295 25305.200SH       SOLE                25305.200
First American Mid Cap Value F fdeq             318530763      221 14892.680SH       SOLE                14892.680
First American Small Cap Growt fdeq             318530664      272 18920.630SH       SOLE                18920.630
First American Small Cap Value fdeq             318530136      384 26830.030SH       SOLE                26830.030